Trade payables - Summary of Trade payables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Current
Trade payables	₨ 6,118	$ 74	₨ 5,609
Total	₨ 6,118	$ 74	₨ 5,609